CONVERTIBLE REDEEMABLE PREFERRED SHARES - Summary of convertible redeemable preferred share (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares
Series A Preferred Shares
Temporary Equity [Line Items]
Balance Beginning	¥ 36,177		¥ 36,177
Balance Beginning, Shares | shares	60,000,000	60,000,000	60,000,000	60,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 1,057		¥ 1,057
Conversion of preferred shares to ordinary shares	¥ (37,234)		¥ (37,234)
Conversion of preferred shares to ordinary shares, Shares | shares	(60,000,000)	(60,000,000)	(60,000,000)	(60,000,000)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0
Series B Preferred Shares
Temporary Equity [Line Items]
Balance Beginning	¥ 67,976		¥ 67,976
Balance Beginning, Shares | shares	40,000,000	40,000,000	40,000,000	40,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 2,006		¥ 2,006
Conversion of preferred shares to ordinary shares	¥ (69,982)		¥ (69,982)
Conversion of preferred shares to ordinary shares, Shares | shares	(40,000,000)	(40,000,000)	(40,000,000)	(40,000,000)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0
Series C Preferred Shares
Temporary Equity [Line Items]
Balance Beginning	¥ 478,565		¥ 478,565
Balance Beginning, Shares | shares	147,068,133	147,068,133	147,068,133	147,068,133
Accretion on convertible redeemable preferred shares to redemption value	¥ 13,580		¥ 13,580
Conversion of preferred shares to ordinary shares	¥ (492,145)		¥ (492,145)
Conversion of preferred shares to ordinary shares, Shares | shares	(147,068,133)	(147,068,133)	(147,068,133)	(147,068,133)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0
Series D Preferred Shares
Temporary Equity [Line Items]
Balance Beginning	¥ 380,782		¥ 380,782
Balance Beginning, Shares | shares	60,856,049	60,856,049	60,856,049	60,856,049
Accretion on convertible redeemable preferred shares to redemption value	¥ 10,823		¥ 10,823
Conversion of preferred shares to ordinary shares	¥ (391,605)		¥ (391,605)
Conversion of preferred shares to ordinary shares, Shares | shares	(60,856,049)	(60,856,049)	(60,856,049)	(60,856,049)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0
Series E Preferred Shares
Temporary Equity [Line Items]
Balance Beginning	¥ 1,845,033		¥ 1,845,033
Balance Beginning, Shares | shares	144,073,367	144,073,367	144,073,367	144,073,367
Accretion on convertible redeemable preferred shares to redemption value	¥ 51,072		¥ 51,072
Conversion of preferred shares to ordinary shares	¥ (1,896,105)		¥ (1,896,105)
Conversion of preferred shares to ordinary shares, Shares | shares	(144,073,367)	(144,073,367)	(144,073,367)	(144,073,367)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0
Series F Preferred Shares
Temporary Equity [Line Items]
Balance Beginning	¥ 2,882,063		¥ 2,882,063
Balance Beginning, Shares | shares	99,354,585	99,354,585	99,354,585	99,354,585
Accretion on convertible redeemable preferred shares to redemption value	¥ 85,527		¥ 85,527
Conversion of preferred shares to ordinary shares	¥ (2,967,590)		¥ (2,967,590)
Conversion of preferred shares to ordinary shares, Shares | shares	(99,354,585)	(99,354,585)	(99,354,585)	(99,354,585)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0
Redeemable preferred shares
Temporary Equity [Line Items]
Balance Beginning	¥ 5,690,596		¥ 5,690,596
Balance Beginning, Shares | shares	551,352,134	551,352,134	551,352,134	551,352,134
Accretion on convertible redeemable preferred shares to redemption value	¥ 164,065	$ 25,284	¥ 164,065	$ 25,284
Conversion of preferred shares to ordinary shares	¥ (5,854,661)		¥ (5,854,661)
Conversion of preferred shares to ordinary shares, Shares | shares	(551,352,134)	(551,352,134)	(551,352,134)	(551,352,134)
Balance Ending, Shares | shares	0	0	0	0
Balance Ending	¥ 0		¥ 0